Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 1,175	$ 98
Restricted cash	3	3
Prepayments and other current assets	854	105
Loan receivable from shareholder	13,510
Total current assets	15,542	206
Property and equipment, net	3,088	3,049
Operating right-of-use assets	66	137
Deferred offering costs		934
Restricted asset	2,076	2,034
Other non-current assets	6	6
Total non-current assets	5,236	6,160
TOTAL ASSETS	20,778	6,366
Current liabilities
Short-term bank loans	7,711	7,225
Notes and accounts payable	2	3
Accrued expenses	1,044	1,203
Accrued expenses due to related parties	281	147
Current portion of long-term bank loans	571	57
Operating lease liabilities due to related parties-current	81	159
Accrued liabilities - guarantee obligation	21,603
Other current liabilities	3,449	3,292
Other current liabilities due to related parties	68	41
Total current liabilities	34,810	12,127
Long-term loan from third parties	2,431	3,131
Long-term bank loans, net of current portion	1,553	2,032
Operating lease liabilities due to related parties – non-current	26	16
Other non-current liabilities	60	58
Other non-current liabilities due to related parties	628	628
Guarantee liabilities		19,378
Total non-current liabilities	10,874	30,758
TOTAL LIABILITIES	45,684	42,885
Commitments and contingencies (Note 18)
Shareholders’ deficit
Ordinary shares, $0.00001 par value; 5,000,000 thousand shares authorized; 73,361 thousand and 76,028 thousand shares issued and outstanding as of December 31, 2024 and 2025, respectively	1	1
Additional paid-in capital	28,528	11,805
Treasury shares, 1,794 thousand shares as of December 31, 2024 and 2025, respectively	(16,366)	(16,366)
Accumulated deficit	(37,751)	(33,080)
Accumulated other comprehensive income	682	1,121
Total shareholders’ deficit	(24,906)	(36,519)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	20,778	6,366
Related Party
Current liabilities
Long-term loan from related parties	$ 6,176	$ 5,515